MyDestination 2055 Fund Expense Example - MyDestination 2055 Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	252
Expense Example, with Redemption, 10 Years	567
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	$ 859